Equity - Annual fair value charge in respect of the equity settled plans (Details) - GBP (£) £ in Millions	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Disclosure of fair value measurement of equity [line items]
Annual fair value charge of equity settled plans	£ 3	£ 50	£ 40
Executive share award plans
Disclosure of fair value measurement of equity [line items]
Annual fair value charge of equity settled plans	(3)	41	33
Executive share option plans
Disclosure of fair value measurement of equity [line items]
Annual fair value charge of equity settled plans	2	4	3
Savings plans
Disclosure of fair value measurement of equity [line items]
Annual fair value charge of equity settled plans	3	4	3
Equity-settled plans
Disclosure of fair value measurement of equity [line items]
Annual fair value charge of equity settled plans	£ 2	£ 49	£ 39